CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 3,881,756	$ 2,931,188	$ 3,307,998
Cost of sales	(2,816,443)	(2,006,949)	(2,260,182)
Gross profit	1,065,313	924,239	1,047,816
Selling, general and administrative expenses	(511,898)	(371,805)	(347,373)
Engineering expenses	(95,166)	(71,375)	(71,213)
Amortization expense	(36,516)	(22,698)	(21,663)
Total operating expenses	(643,580)	(465,878)	(440,249)
Income from operations	421,733	458,361	607,567
Other income and expenses
Interest expense, net	(68,704)	(42,561)	(16,888)
Other (expense) income, net	(966)	(2,963)	(5,311)
Income from operations before income taxes	352,063	412,837	585,368
Income tax expense	(89,773)	(99,433)	(186,740)
Net income	262,290	313,404	398,628
Less: Net income attributable to noncontrolling interest	(29)	(8,517)	0
Net income attributable to Wabtec shareholders	$ 262,261	$ 304,887	$ 398,628
Basic
Net income attributable to Wabtec shareholders (in dollars per share)	$ 2.74	$ 3.37	$ 4.14
Diluted
Net income attributable to Wabtec shareholders (in dollars per share)	$ 2.72	$ 3.34	$ 4.10
Weighted average shares outstanding
Basic (in shares)	95,453	90,359	96,074
Diluted (in shares)	96,125	91,141	97,006